Commitment and Contingencies (Tables)	3 Months Ended
Mar. 31, 2023
Commitment and Contingencies (Tables)
Future minimum rental payments
As of March 31, 2023:	Amount
Remainder of fiscal year ending 2023	$247,700
2024	289,900
2025	267,800
2026	266,600
2027	274,500
Thereafter	200,900
Total future minimum payments	$1,547,400
Less: Imputed interest	(190,700)
Total Present Value of Operating Lease Liabilities	$1,356,700